PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	€ 850,550	€ 710,260
Depreciation expense	191,482	156,384	€ 143,484
Property, plant and equipment, ending balance	1,069,652	850,550	710,260
Right-of-use assets	57,765	774		€ 64,309
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,795,049	2,518,499
Additions	352,154	300,794
Divestitures	(20,297)	(20,303)
Reclassification	0	0
Translation differences and other movements	(2,730)	(3,941)
Property, plant and equipment, ending balance	3,187,711	2,795,049	2,518,499
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,944,499	1,808,239
Divestitures	(15,335)	(19,224)
Translation differences and other movements	(2,587)	(900)
Property, plant and equipment, ending balance	2,118,059	1,944,499	1,808,239
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	23,574	23,537
Property, plant and equipment, ending balance	23,609	23,574	23,537
Right-of-use assets	0
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	23,574	23,537
Additions	30	25
Divestitures	0	0
Reclassification	0	0
Translation differences and other movements	5	12
Property, plant and equipment, ending balance	23,609	23,574	23,537
Land | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	0	0	0
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	218,469	199,489
Property, plant and equipment, ending balance	241,526	218,469	199,489
Right-of-use assets	15,834	9		17,235
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	373,373	341,749
Additions	15,560	14,710
Divestitures	(884)	(641)
Reclassification	5,937	17,225
Translation differences and other movements	(2,554)	330
Property, plant and equipment, ending balance	408,658	373,373	341,749
Industrial buildings | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	154,904	142,260
Depreciation	15,443	10,407
Divestitures	(417)	(627)
Translation differences and other movements	(2,798)	2,864
Property, plant and equipment, ending balance	167,132	154,904	142,260
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	362,901	403,693
Property, plant and equipment, ending balance	537,681	362,901	403,693
Right-of-use assets	7,612	0		10,011
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,038,437	1,959,462
Additions	176,235	81,936
Divestitures	(11,281)	(16,684)
Reclassification	148,102	16,853
Translation differences and other movements	16	(3,130)
Property, plant and equipment, ending balance	2,361,520	2,038,437	1,959,462
Plant, machinery and equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,675,536	1,555,769
Depreciation	159,302	136,793
Divestitures	(11,001)	(15,976)
Translation differences and other movements	2	(1,050)
Property, plant and equipment, ending balance	1,823,839	1,675,536	1,555,769
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	30,415	26,781
Property, plant and equipment, ending balance	65,440	30,415	26,781
Right-of-use assets	34,319	765		37,063
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	144,474	136,991
Additions	18,102	9,679
Divestitures	(7,673)	(2,740)
Reclassification	1,524	1,137
Translation differences and other movements	(197)	(593)
Property, plant and equipment, ending balance	192,528	144,474	136,991
Other assets | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	114,059	110,210
Depreciation	16,737	9,184
Divestitures	(3,917)	(2,621)
Translation differences and other movements	209	(2,714)
Property, plant and equipment, ending balance	127,088	114,059	110,210
Advances and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	215,191	56,760
Property, plant and equipment, ending balance	201,396	215,191	56,760
Right-of-use assets	0
Advances and assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	215,191	56,760
Additions	142,227	194,444
Divestitures	(459)	(238)
Reclassification	(155,563)	(35,215)
Translation differences and other movements	0	(560)
Property, plant and equipment, ending balance	201,396	215,191	56,760
Advances and assets under construction | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	€ 0	€ 0	€ 0
Impact of IFRS adoption at January 1, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets				63,535
Impact of IFRS adoption at January 1, 2019 | Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets				17,226
Impact of IFRS adoption at January 1, 2019 | Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets				10,011
Impact of IFRS adoption at January 1, 2019 | Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets				€ 36,298